INCOME TAXES (Narrative for Deferred Income Taxes and Tax Reform) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Income Tax Disclosure [Abstract]
State net operating losses	$ 4.6
Federal credit carryover	9.0	$ 10.7
State credit carryover	3.3
Deferred Tax Assets, State Credit Carryover, Recognized	0.2
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (0.6)
Statutory Federal income tax rate	21.00%	28.10%	35.00%
Tax reform impact	$ 0.0	$ 8.2	$ 0.0